Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Depreciation of vessels and equipment | $	$ 86.6	$ 83.4	$ 70.1
Interest costs capitalized to vessels and equipment | $	$ 9.9	$ 8.2	$ 3.1
Number of vessels | vessel	35,000
Spain
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of vessels | vessel	2
Tax rate in Spain	25.00%
Effective income tax rate on revenue by Spanish vessels tax credit	90.00%
Effective tax rate on revenues by Spanish vessels	2.50%
Conventional Tankers Segment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Estimated useful life in years	25 years
Liquefied Petroleum Gas
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Estimated useful life in years	30 years
Liquefied Natural Gas
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Estimated useful life in years	35 years
Dry-docking Activity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Estimated useful life in years	5 years